Document and Entity Information	Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	GENWORTH FINANCIAL INC
Amendment Flag	false
Entity Central Index Key	0001276520
Document Type	8-K
Document Period End Date	Mar. 31, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32195
Entity Tax Identification Number	80-0873306
Entity Address, Address Line One	6620 West Broad Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	281-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $.001 per share
Trading Symbol	GNW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false